Morgan Stanley Limited Term Municipal Trust
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2002

Dear Shareholder:

During the six months ended September 30, 2002, the U.S. economy continued to recover from recession and the aftermath of September 11. However, worldwide political events and the impact of corporate accounting scandals brought the sustainability of the recovery into question. Real gross domestic product (GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. The resilience of the American consumer and slower inventory depletion were significant factors in this rebound. GDP growth slowed in the second quarter to a 1.3 percent annual rate. Growth for the calendar year 2002 has been forecast in the 2.5 to 3 percent range.

The Federal Reserve Board aggressively cut the federal funds rate by 475 basis points to its current level of 1.75 percent last year. As the economy gained momentum in the first few months of 2002, there was a general consensus that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns and yields rose in March. By late spring, however, the consensus shifted to favoring bonds as labor market and capital spending indicators remained soft and new disclosures on corporate integrity spurred a flight to quality. Most importantly, statements by Federal Reserve officials indicated that there would be no rush to tighten monetary policy. The market's expectations of rate hikes were scaled back and bond prices rallied. On November 6, 2002, subsequent to the end of the reporting period, the Federal Reserve lowered the Fed Funds rate an additional 50 basis points to 1.25 percent.

Municipal Market Conditions

The economic environment and turmoil in the equity markets helped push municipal yields down to levels last seen in the 1960s. The yield on the 10-year insured municipal bond index, which stood at 4.56 percent at the end of 2001, dropped 79 basis points to 3.77 percent by September. Throughout the period, the slope of the municipal yield curve remained positive. The yield pick up for extending maturities from one to 30 years was 349 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. A rising yield ratio indicates weaker relative performance by municipals. The ratio of 10-year insured municipal bond yields to 10-year Treasuries jumped from 90 percent in December 2001 to 95 percent in March. Ten-year insured municipals were cheap relative to Treasuries.

Similar to homeowners refinancing their mortgages, state and local governments took advantage of lower interest rates to refinance outstanding debt during the first nine months of 2002. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 20 percent to a record $251 billion. Refunding issues represented almost one-quarter of the total. New York issuers, led by the major refinancing of the Metropolitan Transportation Authority's outstanding debt, accounted for 15 percent of national volume. California, Texas and Florida, the next largest states in terms of issuance, represented an additional 25 percent of the total.

Morgan Stanley Limited Term Municipal Trust
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2002 continued

                               [GRAPHIC OMITTED]

                         10-Year Bond Yields 1997-2002

                 Insured Municipal          Insured           U.S.
               Yields/U.S. Treasury        Municipal        Treasury
                  Yields (Ratio)             Yields          Yields
               --------------------        ---------        --------
                       77.10                  4.95            6.42
                       77.81                  5.05            6.49
                       76.34                  5.00            6.55
                       76.81                  5.30            6.90
                       77.38                  5.20            6.72
                       75.08                  5.00            6.66
1997                   76.92                  5.00            6.50
                       76.54                  4.60            6.01
                       75.71                  4.80            6.34
                       77.05                  4.70            6.10
                       80.62                  4.70            5.83
                       80.07                  4.70            5.87
                       77.53                  4.45            5.74
                       80.76                  4.45            5.51
                       80.07                  4.50            5.62
                       81.42                  4.60            5.65
                       83.77                  4.75            5.67
                       81.08                  4.50            5.55
1998                   83.49                  4.55            5.45
                       82.88                  4.55            5.49
                       87.35                  4.35            4.98
                       94.57                  4.18            4.42
                       91.86                  4.23            4.61
                       90.16                  4.25            4.71
                       91.44                  4.25            4.65
                       88.80                  4.13            4.65
                       81.90                  4.33            5.29
                       84.89                  4.45            5.24
                       83.18                  4.45            5.35
                       82.38                  4.63            5.62
1999                   85.64                  4.95            5.78
                       83.56                  4.93            5.90
                       84.25                  5.03            5.97
                       85.88                  5.05            5.88
                       86.32                  5.20            6.02
                       82.38                  5.10            6.19
                       80.72                  5.20            6.44
                       81.32                  5.42            6.67
                       83.48                  5.35            6.41
                       85.28                  5.12            6.00
                       85.16                  5.29            6.21
                       86.26                  5.41            6.27
2000                   84.89                  5.12            6.03
                       81.74                  4.93            6.03
                       83.92                  4.80            5.72
                       85.33                  4.95            5.80
                       84.00                  4.83            5.75
                       87.78                  4.80            5.47
                       87.44                  4.47            5.11
                       86.43                  4.42            5.11
                       90.69                  4.44            4.90
                       88.88                  4.37            4.92
                       87.08                  4.65            5.34
                       84.20                  4.53            5.38
2001                   83.18                  4.50            5.41
                       85.35                  4.31            5.05
                       83.23                  4.02            4.83
                       90.41                  4.15            4.59
                       94.56                  4.00            4.23
                       90.95                  4.32            4.75
                       90.30                  4.56            5.05
                       87.67                  4.41            5.03
                       86.07                  4.20            4.88
                       85.74                  4.63            5.40
                       84.48                  4.30            5.09
                       84.36                  4.26            5.05
2002                   86.25                  4.14            4.80
                       88.34                  3.94            4.46
                       91.06                  3.77            4.14
                       95.28                  3.43            3.60

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance

For the six-month period ended September 30, 2002, Morgan Stanley Limited Term Municipal Trust's net asset value increased from $10.30 to $11.12 per share. Based on this change, and including tax-free dividends totaling $0.174 per share, the Fund produced a total return of 9.75 percent. During the same period, the Lehman Brothers 10-Year Municipal Bond Index returned 9.39 percent.*

Portfolio Structure

As of September 30, 2002, the Fund's net assets of $111 million were diversified among 10 municipal sectors and 65 separate issuers. Four essential service sectors: municipal electric, water & sewer,

--------------

* The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody's Investors Service, Inc., and with maturities ranging between 8 and 12 years. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Limited Term Municipal Trust
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2002 continued


transportation and general obligations represented 65 percent of net assets. As the municipal yield curve steepened, the Fund's maturity structure shifted by concentrating purchasing in the 10- to 12-year range and selling shorter maturities. The current maturity profile is shown in an accompanying chart. At the end of September, the Fund's duration, a measure of sensitivity to interest-rate changes, was 6.3 years and average maturity was 10 years. The portfolio maintained high quality with more than 90 percent of its bonds rated AA or AAA, as measured by Standard and Poor's Corp or Moody's Investors Services, Inc. The following charts also provide additional current information on the portfolio's credit quality and sector concentrations.

Looking Ahead

The Federal Reserve Board's cautious approach toward eventual rate tightening earlier in the year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accomodative resulted in a major bond rally in both the second and third calendar quarters. We believe that the yields available on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors the taxable equivalent yields available on municipal bonds may offer a significant advantage.

We appreciate your ongoing support of Morgan Stanley Limited Term Municipal Trust and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Limited Term Municipal Trust
ANNUAL HOUSEHOLDING NOTICE o SEPTEMBER 30, 2002


To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Limited Term Municipal Trust
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2002 continued


LARGEST SECTORS AS OF SEPTEMBER 30, 2002
(% OF NET ASSETS)

                               [BAR CHART OMITTED]

TRANSPORTATION ......................................................  23%
ELECTRIC ............................................................  15%
GENERAL OBLIGATION ..................................................  14%
WATER & SEWER .......................................................  13%
EDUCATION ...........................................................  10%
PUBLIC FACILITIES ...................................................   5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS AS OF SEPTEMBER 30, 2002
(% OF LONG-TERM PORTFOLIO)

                               [PIE CHART OMITTED]

                   Aaa/AAA ............................... 63%
                    Aa/AA ................................ 30%
                     A/A .................................  5%
                      NR .................................  2%


AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)

                              [BAR CHART OMITTED]

                                             WEIGHTED AVERAGE MATURITY: 10 YEARS

                2002*...............................  8.7%
                2003 ...............................  1.8
                2007 ...............................  2.0
                2008 ...............................  3.0
                2009 ...............................  2.2
                2010 ...............................  8.9
                2011 ............................... 13.6
                2012 ............................... 16.7
                2013 ............................... 20.1
                2014 ............................... 12.6
                2015 ...............................  6.3
                2016 ...............................  4.1

* SHORT-TERM OBLIGATIONS NET OF "WHEN ISSUED" PURCHASES.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Limited Term Municipal Trust
FUND PERFORMANCE o SEPTEMBER 30, 2002


           Average Annual Total Returns
---------------------------------------------------
Period Ended September 30, 2002
-------------------------------
1 Year                            9.35%(1)
5 Years                           5.61%(1)
Since Inception (7/12/93)         5.17%(1)



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


--------------
(1) Figure shown assumes reinvestment of all distributions. There is no sales charge.

Morgan Stanley Limited Term Municipal Trust
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                                              COUPON      MATURITY
THOUSANDS                                                                               RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MUNICIPAL BONDS (89.0%)
             GENERAL OBLIGATION (13.5%)
$   2,000    Maricopa County Community College District, Arizona, Refg Ser 2002** ....  5.25 %      07/01/11    $  2,295,920
    2,000    California, Refg Dtd 04/01/02** .........................................  5.25        02/01/11       2,271,180
    1,000    Du Page Water Commission, Illinois, Refg Ser 2001 .......................  5.25        03/01/11       1,143,090
    1,000    Illinois, First Ser 2001 (MBIA)** .......................................  5.375       04/01/14       1,155,760
    2,000    Maryland, Ser 2002 A ....................................................  5.50        03/01/13       2,358,160
             Massachusetts,
    1,000      2002 Refg Ser A (MBIA) (WI) ...........................................  5.50        02/01/11       1,150,180
    1,000      Ser 2001 D (MBIA) .....................................................  6.00        11/01/13       1,222,890
    1,000    New Hampshire, Refg Ser 1998 A ..........................................  5.25        10/01/10       1,121,170
    1,000    Pittsburgh School District, Pennsylvania, Refg Ser A 2002 (FSA) .........  5.50        09/01/13       1,176,200
    1,000    Wisconsin, 2001 Refg Ser 1 (MBIA) .......................................  5.50        05/01/13       1,169,830
---------                                                                                                       ------------
   13,000                                                                                                         15,064,380
---------                                                                                                       ------------
             EDUCATIONAL FACILITIES REVENUE (10.3%)
    2,000    Private Colleges & Universities Authority, Georgia, Emory University
               2002 Ser A (WI) .......................................................  5.00        09/01/13       2,249,540
    1,000    Purdue University, Indiana, Student Fee Ser K ...........................  5.625       07/01/14       1,152,990
    2,000    University of Maine, Ser 2002 (FSA) .....................................  5.375       03/01/12       2,309,060
    1,000    University of North Carolina at Chapel Hill, Ser 2002 A .................  5.00        12/01/10       1,127,770
    1,000    Pennsylvania State University, Refg Ser 2002 ............................  5.25        08/15/13       1,154,180
             Swarthmore Borough Authority, Pennsylvania,
    1,000      Swarthmore College Ser 2000 ...........................................  5.50        09/15/11       1,170,250
    1,000      Swarthmore College Ser 2002 ...........................................  5.25        09/15/14       1,137,940
    1,000    South West Higher Education Authority, Texas, Southern Methodist
               University Ser 2002 (Ambac) ...........................................  5.50        10/01/13       1,162,060
---------                                                                                                       ------------
   10,000                                                                                                         11,463,790
---------                                                                                                       ------------
             ELECTRIC REVENUE (15.2%)
    1,000    Arizona Power Authority, Hoover Uprating Refg Ser 2001 A** ..............  5.25        10/01/16       1,146,940
    1,000    Salt River Project Agricultural Improvement & Power District, Arizona,
               Refg 2002 Ser A .......................................................  5.25        01/01/13       1,142,800
    2,000    Jacksonville Electric Authority, Florida, St Johns River Power Park
               Refg Issue 2 Ser 17 ...................................................  5.25        10/01/13       2,278,220
    2,000    Municipal Electric Authority of Georgia, Combustion Turbine
               Ser 2002 A (MBIA) .....................................................  5.25        11/01/14       2,266,120

                        See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------
$   1,000    Wyandotte County, Kansas City, Kansas, Utility Refg Ser 1998 (MBIA) ..... 5.125%     09/01/13    $  1,109,200
    2,000    Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac) (WI) ...... 5.00       01/01/12       2,250,420
    1,000    Long Island Power Authority, New York, Ser 1998 B (MBIA) ................ 5.125      04/01/11       1,111,180
    1,000    Grand River Dam Authority, Oklahoma, Refg Ser 2002 A (FSA) .............. 5.00       06/01/12       1,126,480
             South Carolina Public Service Authority,
    1,000      Refg Ser 2002 D (FSA) (WI) ............................................ 5.25       01/01/15       1,123,930
    1,000      Refg Ser 2002 A (FSA) ................................................. 5.50       01/01/16       1,148,740
    1,000    Memphis, Tennessee, Electric System Jr Lien Refg Ser 2002 ............... 5.00       12/01/10       1,124,630
    1,000    Seattle, Washington, Municipal Light & Power Refg Ser 2001 .............. 5.625      12/01/14       1,127,080
---------                                                                                                     ------------
   15,000                                                                                                       16,955,740
---------                                                                                                     ------------
             HOSPITAL REVENUE (1.5%)
    1,000    Maryland Health & Higher Educational Facilities Authority,
               Medlantic/Helix Issue Ser 1998 A (FSA) ................................ 5.25       08/15/12       1,121,810
      500    Erie County, Ohio, Fireland Regional Medical Center Ser 2002 A .......... 5.50       08/15/10         550,925
---------                                                                                                     ------------
    1,500                                                                                                        1,672,735
---------                                                                                                     ------------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (3.7%)
    1,000    California Pollution Control Financing Authority, San Diego Gas &
               Electric Co 1996 Ser A ................................................ 5.90       06/01/14       1,071,440
    1,000    Massachusetts Industrial Finance Agency, Eastern Edison Co
               Refg Ser 1993** ....................................................... 5.875      08/01/08       1,042,870
    2,000    Greenwood, Wisconsin, Land O'Lakes Inc (AMT) ............................ 5.50       09/01/03       1,995,860
---------                                                                                                     ------------
    4,000                                                                                                        4,110,170
---------                                                                                                     ------------
             MORTGAGE REVENUE - SINGLE FAMILY (2.9%)
    2,000    Maryland Department of Housing & Community Development,
               1999 Third Ser (AMT) .................................................. 4.40       04/01/07       2,124,040
    1,000    Virginia Housing Development Authority, 2001 Ser J (MBIA) ............... 4.75       01/01/12       1,073,200
---------                                                                                                     ------------
    3,000                                                                                                        3,197,240
---------                                                                                                     ------------
             PUBLIC FACILITIES REVENUE (5.2%)
    2,000    Orange County School Board, Florida, Ser 2001 A COPs (Ambac) ............ 5.25       08/01/14       2,290,660
    1,000    Kentucky Property & Buildings Commission, Project # 69 Ser A (FSA) ...... 5.25       08/01/15       1,113,470
    1,000    Michigan Building Authority, Police Communication Ser 2001 .............. 5.50       10/01/12       1,173,100
    1,000    Ohio Building Authority, Highway Safety Building 2001 Ser A ............. 5.50       10/01/15       1,145,000
---------                                                                                                     ------------
    5,000                                                                                                        5,722,230
---------                                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                                           COUPON     MATURITY
THOUSANDS                                                                            RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------
             RESOURCE RECOVERY REVENUE (1.0%)
$   1,000    Massachusetts Development Finance Agency, Semass System
---------      Ser 2001 A (MBIA) ................................................... 5.625%     01/01/12    $  1,160,660
                                                                                                            ------------
             TRANSPORTATION FACILITIES REVENUE (22.5%)
             Alaska International Airports,
    1,000      Ser 2002 B (Ambac) .................................................. 5.25       10/01/10       1,132,410
    1,000      Ser 2002 B (Ambac) .................................................. 5.75       10/01/13       1,178,340
    1,000    Phoenix, Arizona, Street & Highway Jr Lien Refg Ser 2002 (FGIC) ....... 5.25       07/01/10       1,139,350
    1,000    Port of Oakland, California, Ser 2002 M (FGIC) ........................ 5.25       11/01/13       1,171,730
             Colorado Department of Transportation,
    2,000      Refg Ser 2002 B (MBIA) .............................................. 5.00       06/15/11       2,258,660
    1,000      Ser 2001 A (MBIA) ................................................... 5.50       06/15/15       1,179,460
    1,000    Georgia State Road & Tollway Authority, Ser 2001 ...................... 5.25       03/01/10       1,136,530
    2,000    Kentucky Turnpike Authority, Economic Development Road
               Refg Ser 2000 (FSA)** ............................................... 5.50       07/01/09       2,300,180
    1,000    Minneapolis & St Paul Metropolitan Airport, Minnesota, Ser 2001 C
               (FGIC) .............................................................. 5.50       01/01/16       1,123,920
    1,000    Missouri Highways & Transportation Commission, Ser A 2000 ............. 5.625      02/01/15       1,151,660
    1,000    Metropolitan Transportation Authority, New York, Transportation
               Refg Ser 2002 A (MBIA) .............................................. 5.00       11/15/11       1,131,370
             New York State Thruway Authority,
    1,000      Highway & Bridge Ser 2002 A (FSA) ................................... 5.25       04/01/12       1,147,410
    1,000      Highway & Bridge Refg Ser 2002 C (MBIA) ............................. 5.50       04/01/12       1,170,200
    1,000    Triborough Bridge & Tunnel Authority, New York, Ser 2001 A ............ 5.25       01/01/14       1,125,460
    1,000    Houston, Texas, Airport Sub Lien 1998 Ser B (AMT) (FGIC) .............. 5.25       07/01/12       1,080,130
    2,000    Texas Turnpike Authority, Central Texas Second Tier BANs Ser 2002...... 5.00       06/01/08       2,215,620
    1,000    Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC) ............ 5.25       07/15/13       1,154,160
    2,000    Virginia Transportation Board, Federal Highway Reimbursement Ser 2002 . 5.00       09/27/12       2,272,800
                                                                                                            ------------
---------
   22,000                                                                                                     25,069,390
---------                                                                                                   ------------
             WATER & SEWER REVENUE (13.2%)
    1,000    Arizona Water Infrastructure Finance Authority, Water Quality
               Ser 2001 A .......................................................... 5.375      10/01/14       1,137,930
    2,000    California Department of Water Resources, Central Valley Project
               Ser Y (FGIC) (WI) ................................................... 5.25       12/01/13       2,215,000
    1,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)** .............. 5.50       11/01/11       1,171,470
    1,000    Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC) ......... 5.25       07/01/13       1,121,270


                        See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                                             COUPON        MATURITY
THOUSANDS                                                                              RATE            DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
$  1,000     Indianapolis Local Public Improvement Bond Bank, Indiana,
               Waterworks Ser 2002 A (MBIA) .......................................... 5.00 %        07/01/12     $  1,126,510
   1,000     North Hudson Sewer Authority, New Jersey, Ser 2002 A (FGIC) ............. 5.00          08/01/12        1,135,460
   1,000     New York City Municipal Water Finance Authority, New York, 2003 Ser A ... 5.25          06/15/11        1,140,400
   1,000     Western Carolina Sewer Authority, South Carolina, Ser 2001 (FSA) ........ 5.375         03/01/16        1,110,260
   2,000     Dallas, Texas, Waterworks & Sewer Refg Ser 2002 A (WI) .................. 5.00          10/01/10        2,214,920
   1,000     Houston, Texas, Water & Sewer Jr Lien Ser 2001 A (FSA) .................. 5.50          12/01/15        1,139,670
   1,000     Fairfax County Water Authority, Virginia, Refg Ser 2002 ................. 5.50          04/01/14        1,163,130
--------                                                                                                          ------------
  13,000                                                                                                            14,676,020
--------                                                                                                          ------------
  87,500     TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $93,376,233)..............................................      99,092,355
--------                                                                                                          ------------
             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (18.5%)
   4,900     Missouri Health & Educational Facilities Authority, Cox Health
               Ser 1997 (MBIA) (Demand 10/01/02) ..................................... 2.00*         06/01/15        4,900,000
   5,310     Clark County School District, Nevada, Ser 2001 B
               (Demand 10/01/02) ..................................................... 1.90*         06/15/21        5,310,000
   5,200     Geisinger Authority, Pennsylvania, Geisinger Health Ser 2000
               (Demand 10/01/02) ..................................................... 2.00*         08/01/28        5,200,000
   5,200     Kemmerer, Wyoming, Pollution Control Authority Exxon Project
               Ser 1984 (Demand 10/01/02) ............................................ 1.90*         11/01/14        5,200,000
--------                                                                                                          ------------

  20,610     TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $20,610,000).............................      20,610,000
--------                                                                                                          ------------

$108,110     TOTAL INVESTMENTS (Cost $113,986,233) (a) ...........................................     107.5 %     119,702,355
========
             LIABILITIES IN EXCESS OF OTHER ASSETS ...............................................      (7.5)       (8,421,345)
                                                                                                                  ------------
             NET ASSETS ..........................................................................     100.0 %    $111,281,010
                                                                                                                  ============

------------
      AMT        Alternative Minimum Tax.
     BANs        Bond Anticipation Notes.
     COPs        Certificates of Participation.
      WI         Security purchased on a "when-issued" basis.
       *         Current coupon of variable rate demand obligation.
      **         This security is segregated in connection with the purchase of a "when-issued" security.
      (a)        The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,720,262 and the aggregate gross unrealized depreciation is $4,140, resulting in net unrealized appreciation of $5,716,122.


Bond Insurance:
---------------
     Ambac       Ambac Assurance Corporation.
     FGIC        Financial Guaranty Insurance Company.
      FSA        Financial Security Assurance Inc.
     MBIA        Municipal Bond Investors Assurance Corporation.



                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 (UNAUDITED) continued


                        Geographic Summary of Investments
               Based on Market Value as a Percentage of Net Assets

Alaska ........... 2.1%      Indiana .............. 2.1%      Missouri .............. 5.4%      Pennsylvania ..........     8.8%
Arizona .......... 6.2       Kansas ............... 1.0       New Hampshire ......... 1.0       South Carolina ........     3.0
California ....... 6.1       Kentucky ............. 3.1       New Jersey ............ 1.0       Tennessee .............     1.0
Colorado ......... 3.1       Maine ................ 2.1       New York .............. 6.1       Texas .................     7.0
Florida .......... 4.1       Maryland ............. 5.0       Nevada ................ 4.8       Virginia ..............     5.1
Georgia .......... 6.1       Massachusetts ........ 4.1       North Carolina ........ 1.0       Washington ............     1.0
Hawaii ........... 1.0       Michigan ............. 1.1       Ohio .................. 1.5       Wisconsin .............     2.8
Illinois ......... 2.1       Minnesota ............ 3.0       Oklahoma .............. 1.0       Wyoming ...............     4.7
                                                                                                                          -----
                                                                                                Total .................   107.5%
                                                                                                                          =====




                        See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
September 30, 2002 (unaudited)



Assets:
Investments in securities, at value
  (cost $113,986,233)............................................    $119,702,355
Cash ............................................................          17,699
Receivable for:
    Shares of beneficial interest sold ..........................       1,646,167
    Interest ....................................................       1,051,652
Prepaid expenses ................................................          32,754
                                                                     ------------
    Total Assets ................................................     122,450,627
                                                                     ------------
Liabilities:
Payable for:
    Investments purchased .......................................      10,960,016
    Shares of beneficial interest redeemed ......................          53,254
    Investment management fee ...................................          45,265
    Dividends to shareholders ...................................          35,813
Accrued expenses ................................................          75,269
                                                                     ------------
    Total Liabilities ...........................................      11,169,617
                                                                     ------------
    Net Assets ..................................................    $111,281,010
                                                                     ============
Composition of Net Assets:
Paid-in-capital .................................................    $111,746,087
Net unrealized appreciation .....................................       5,716,122
Accumulated undistributed net investment income .................           1,164
Accumulated net realized loss ...................................      (6,182,363)
                                                                     ------------
    Net Assets ..................................................    $111,281,010
                                                                     ============
Net Asset Value Per Share,
10,008,694 shares outstanding (unlimited shares authorized
of $.01 par value) ..............................................          $11.12
                                                                           ======



                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
FINANCIAL STATEMENTS continued


Statement of Operations
For the six months ended September 30, 2002 (unaudited)

Net Investment Income:
Interest Income ...............................    $1,750,202
                                                   ----------
Expenses
Investment management fee .....................       223,692
Professional fees .............................        26,067
Transfer agent fees and expenses ..............        23,040
Registration fees .............................        14,621
Shareholder reports and notices ...............        13,809
Trustees' fees and expenses ...................         9,779
Custodian fees ................................         3,046
Other .........................................         4,583
                                                   ----------
  Total Expenses ..............................       318,637
Less: expense offset ..........................        (3,040)
                                                   ----------
  Net Expenses ................................       315,597
                                                   ----------
  Net Investment Income .......................     1,434,605
                                                   ----------
Net Realized and Unrealized Gain:
Net realized gain .............................       912,345
Net change in unrealized depreciation .........     6,023,352
                                                   ----------
  Net Gain ....................................     6,935,697
                                                   ----------
Net Increase ..................................    $8,370,302
                                                   ==========



                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets


                                                                                      FOR THE SIX         FOR THE YEAR
                                                                                      MONTHS ENDED            ENDED
                                                                                   SEPTEMBER 30, 2002    MARCH 31, 2002
                                                                                   ------------------    --------------
                                                                                      (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income ..............................................................  $  1,434,605          $ 1,954,197
Net realized gain ..................................................................       912,345              502,754
Net change in unrealized depreciation ..............................................     6,023,352           (1,177,360)
                                                                                      ------------          -----------
  Net Increase .....................................................................     8,370,302            1,279,591
Dividends to shareholders from net investment income ...............................    (1,457,537)          (1,936,103)
Net increase from transactions in shares of beneficial interest ....................    33,434,084           16,452,571
                                                                                      ------------          -----------
  Net Increase .....................................................................    40,346,849           15,796,059
Net Assets:
Beginning of period ................................................................    70,934,161           55,138,102
                                                                                      ------------          -----------
End of Period
(Including accumulated undistributed net investment income of $1,164 and $24,096,
respectively) ......................................................................  $111,281,010          $70,934,161
                                                                                      ============          ===========



                       See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 (UNAUDITED)


1. Organization and Accounting Policies

Morgan Stanley Limited Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Limited Term Municipal Trust
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 (UNAUDITED) continued


D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2002 aggregated $44,724,780 and $15,151,136, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,567. At September 30, 2002, the Fund had an accrued pension liability of $42,934 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Limited Term Municipal Trust
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 (UNAUDITED) continued


4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                              FOR THE SIX                      FOR THE YEAR
                                              MONTHS ENDED                        ENDED
                                           SEPTEMBER 30, 2002                 MARCH 31, 2002
                                    --------------------------------  --------------------------------
                                              (unaudited)
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                    --------------- ----------------  --------------- ----------------
Sold ..............................     5,313,153    $  56,746,236        6,809,743    $  70,764,370
Reinvestment of dividends .........        94,989        1,019,314          131,412        1,367,193
                                        ---------    -------------        ---------    -------------
                                        5,408,142       57,765,550        6,941,155       72,131,563
Redeemed ..........................    (2,283,179)     (24,331,466)      (5,374,851)     (55,678,992)
                                       ----------    -------------       ----------    -------------
Net increase ......................     3,124,963    $  33,434,084        1,566,304    $  16,452,571
                                       ==========    =============       ==========    =============

5. Federal Income Tax Status

At March 31, 2002, the Fund had a net capital loss carryover of approximately $7,095,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through March 31 of the following years:


        AMOUNT IN THOUSANDS
--------------------------------------
    2003         2004       2005
    ----         ----       ----
   $2,927       $3,941      $227
   ======       ======      ====

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At September 30, 2002, the Fund did not hold positions in residual interest bonds.

Morgan Stanley Limited Term Municipal Trust
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                 FOR THE SIX
                                                 MONTHS ENDED                         FOR THE YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2002   -----------------------------------------------------------------
                                              ------------------       2002          2001         2000         1999          1998
                                                 (unaudited)       ------------  ------------   --------    ----------    ----------
Selected Per Share Data:
Net asset value, beginning of period .......       $10.30            $10.37        $ 9.96        $10.34       $10.26        $ 9.91
                                                   ------            ------        ------        ------       ------        ------
Income (loss) from investment operations:
 Net investment income .....................         0.17              0.36          0.38          0.38         0.39          0.40
 Net realized and unrealized gain (loss) ...         0.82             (0.07)         0.41         (0.38)        0.08          0.35
                                                   ------            ------        ------        ------       ------        ------
Total income from investment operations ....         0.99              0.29          0.79          0.00         0.47          0.75
                                                   ------            ------        ------        ------       ------        ------
Less dividends from net investment income ..        (0.17)            (0.36)        (0.38)        (0.38)       (0.39)        (0.40)
                                                   ------            ------        ------        ------       ------        ------
Net asset value, end of period .............       $11.12            $10.30        $10.37        $ 9.96       $10.34        $10.26
                                                   ======            ======        ======        ======       ======        ======
Total Return+ ..............................         9.75%(1)          2.82%         8.14%         0.08%        4.68%         7.70%
Ratios to Average Net Assets:
Expenses ...................................         0.71%(2)(3)       0.82%(3)      0.88%(3)      0.91%        0.86%(3)      0.83%
Net investment income ......................         3.21%(2)          3.45%         3.78%         3.81%        3.75%         3.92%
Supplemental Data:
Net assets, end of period, in thousands ....     $111,281           $70,934       $55,138       $44,237      $58,648       $57,500
Portfolio turnover rate ....................           19%(1)            45%           24%            3%          29%            -

------------
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.



                        See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[Morgan Stanley logo]

[Morgan Stanley logo]


[GRAPHIC OMITTED]


Morgan Stanley
Limited Term
Municipal Trust

Semiannual Report
September 30, 2002

3799 3RPT-8791J02-AP-10/02